COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK

COMMON STOCK

Common Stock

In May 2012, the Company received proceeds of $155,000 upon the sale of 4,650,000 shares of its restricted common stock. The shares of common stock were sold for $0.0333 per share.

On June 10, 2012 the Company issued 1,500,000 shares of restricted common stock for future services pursuant to a Business Development and Consulting Agreement (“BDCA”). Additionally, the Consultant received $10,000 and will also be compensated a five percent (5%) override on all residual income for the life of any business development contracts executed by the Company. The shares were valued at $50,000 ($0.0333 per share) and are being amortized over the one year term of the BDCA, accordingly the Company expensed $6,250 (included in stock based compensation) for the six months ended June 30, 2012

Also on June 10, 2012, the Company issued 1,851,000 shares of restricted common stock for services. Of the shares issued 366,000 where issued to its CFO, 750,000 shares were issued for legal services and 735,000 were issued for office administration services to Michele Friedman, the former wife of our CEO, B. Michael Friedman as compensation for services rendered. All of these shares were valued at $0.0333 per share, the price that the Company sold shares of its common stock in its’ recent private placement. The Company has included $61,700 in stock based compensation for the six months ended June 30, 2012, related to these issuances.

On June 20, 2012 the board of directors approved a stock dividend whereby the Company will issue two (2) additional shares of common stock for each share of common stock outstanding. Accordingly, the Company issued 12,000,000 shares of common stock (the “Dividend Shares”) on July 5th, 2012. Subsequent to the issuance of the Dividend Shares, the Company had 18,000,000 shares of common stock issued and outstanding.

Subsequent to June 30, 2012, the Company issued 500,000 shares of restricted common stock pursuant to a consulting agreement, 100,000 shares of restricted common stock for patent rights and 400,000 shares of restricted common stock for cash (see Note 12).

COMMON STOCK

In June 2011, the Company sold 210,000 shares of its common stock pursuant to a private placement memorandum to accredit investors. The Company sold the shares at $0.033 per share and accordingly received $7,000.

In August 2011, the Company sold 255,000 shares of its common stock pursuant to a private placement memorandum to accredited investors. The Company sold the shares at $0.033 per share and accordingly received $8,500.

On October 1 2011 the Company issued 5,250,000 shares of its common stock to Mediswipe, Inc., the Company’s Parent Company.

On October 1, 2011, 800 the Company issued 3,000,000 shares of common stock to its CEO and 534,000 shares of its common stock to its CFO, as compensation for services rendered. The shares were valued at $0.033 per share, the price that the Company sold shares of its common stock in a private placement. Accordingly the Company has included $117,800 of stock compensation expense for the year ended December 31, 2011.

Subsequent to December 31, 2011, the Company issued 3,851,000 shares of restricted common stock for services, 100,000 shares of restricted common stock for patent rights and 5,050,000 shares of restricted common stock for cash (see Note 11).